Leases - Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted-Average Remaining Lease Term (in years)
Operating leases	2 years 7 months 2 days	2 years 10 months 9 days
Finance leases	3 years 1 month 17 days	3 years 5 months 4 days
Weighted-Average Discount Rate
Operating leases	2.34%	2.23%
Finance leases	5.06%	5.00%
Operating lease costs	$ 30	$ 30	$ 30
Finance lease costs	6	8	10
Short-term lease costs	23	19	11
Variable lease costs	13	14	18
Interest on lease liabilities	1	1	2
Amortization expense of Finance ROU assets	$ 5	$ 7	$ 9